Borrowings (Details) - AUD ($)	Feb. 29, 2024	Dec. 31, 2025	Jun. 30, 2025	May 19, 2024	Feb. 14, 2024
Borrowings [Line Items]
Loan received	$ 14,000,000
Working capital	$ 8,000,000
Interest rate	1.50%	7.95%
Interest on borrowings	$ 2,000,000
Borrowings variable interest rate	3.48%
Loans payable in default				$ 244,643
Secured mortgages		$ 10,717,061	$ 6,472,136
Borrowings			$ 1,590,100
Secured Bank Loan [Member]
Borrowings [Line Items]
Secured mortgages					$ 2,000,000
Borrowings					$ 4,000,000
Cootamundra facility [Member]
Borrowings [Line Items]
Loan received	$ 14,000,000
Equipment Finance [Member]
Borrowings [Line Items]
Borrowings		$ 4,000,000